Investment Risks	Oct. 28, 2026
AAMA Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Your investment in the Fund’s shares represent an indirect investment in the securities held in the Fund’s portfolio. The value of the Fund’s portfolio investments, like other investments, may move up or down, sometimes rapidly and unpredictably. A decline in value could result from, among other things, a negative development concerning the issuer of the security, an industry, a sector of the economy, or the overall securities market. As a result, your investment in the Fund may decline in value and you could lose money.

AAMA Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods. A decline in value could result from, among other things, a negative development concerning the issuer of the security, an industry, a sector of the economy, or the overall securities market.

AAMA Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

AAMA Equity Fund | Small-Cap and Mid-Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

AAMA Equity Fund | Value Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

Value Stocks Risk. Value stocks involve the risk that they may never reach what the Fund’s portfolio management believes is their full market or intrinsic value and that their prices may go down. Additionally, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may be lower or higher than that of funds that invest in other types of equity securities.

AAMA Equity Fund | Growth Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends than value stocks, and may be more adversely affected in a down market.

AAMA Equity Fund | Other Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

AAMA Equity Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

AAMA Equity Fund | Foreign Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

AAMA Equity Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investment may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

AAMA Equity Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American depositary receipts (ADRs). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

AAMA Equity Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

AAMA Equity Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

AAMA Equity Fund | Real Estate Investment Trusts (REITs) Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and interest rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

AAMA Equity Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

AAMA Equity Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund.

AAMA Equity Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

AAMA Equity Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

AAMA Equity Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions) may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

AAMA Equity Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

AAMA Equity Fund | Market Disruption Risk
Prospectus [Line Items]
Risk [Text Block]

Market Disruption Risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

AAMA Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, loss of money is a risk of investing in the Fund.
AAMA Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC.
AAMA Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Your investment in the Fund’s shares represent an indirect investment in the securities held in the Fund’s portfolio. The value of the Fund’s portfolio investments, like other investments, may move up or down, sometimes rapidly and unpredictably. As a result, your investment in the Fund may decline in value and you could lose money.

AAMA Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value to fluctuate.

AAMA Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

AAMA Income Fund | Other Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

AAMA Income Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

AAMA Income Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

AAMA Income Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

AAMA Income Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

AAMA Income Fund | Real Estate Investment Trusts (REITs) Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and interest rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions, and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

AAMA Income Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

AAMA Income Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund.

AAMA Income Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

AAMA Income Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

AAMA Income Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions) may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

AAMA Income Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

AAMA Income Fund | Market Disruption Risk
Prospectus [Line Items]
Risk [Text Block]

Market Disruption Risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

AAMA Income Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will negatively affect performance.

AAMA Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

AAMA Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by NRSROs. A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

AAMA Income Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

AAMA Income Fund | Floating and Variable Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Floating and Variable Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline.

In addition, floating rate securities may be rated below investment grade (such securities are commonly referred to as “junk bonds”). The floating rate corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

AAMA Income Fund | Below Investment Grade Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

AAMA Income Fund | Zero Coupon Bonds Risk
Prospectus [Line Items]
Risk [Text Block]

Zero Coupon Bonds Risk. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

AAMA Income Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic, or business developments affecting one obligation could affect other municipal securities held by the Fund.

AAMA Income Fund | Inflation-Linked Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation-Linked Securities Risk. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies, and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”) as well as securities issued by other entities such as corporations and municipalities. Such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-linked securities is expected to change in response to changes in real interest rates. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

AAMA Income Fund | Mortgage-Related and Mortgage-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

AAMA Income Fund | Convertible Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

AAMA Income Fund | Foreign Investments Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

AAMA Income Fund | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms.

AAMA Income Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

AAMA Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, loss of money is a risk of investing in the Fund.
AAMA Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC.